Significant Accounting Policies (Summary Of Securities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	$ 7,528,592	$ 5,457,842
Gross unrealized holding gains	(747)	(1,279)
Gross unrealized holding losses	161	26
Amortized cost basis	7,528,006	5,456,589
Accrued interest	7,172	12,086
Amounts shown on balance sheets	7,535,178	5,468,675
Noncurrent [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value		2,880,219
Gross unrealized holding gains		(442)
Gross unrealized holding losses		294
Amortized cost basis		2,880,071
Accrued interest		3,180
Amounts shown on balance sheets		$ 2,883,251